Fair Value Measurements (Details) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	May 27, 2021
Fair Value Disclosures [Abstract]
Investment held in cash	$ 206,563,051	$ 206,498,802	$ 206,563,051	$ 651
Change in fair value of derivative warrant liabilities		$ 1,800,000
Dividend rate		0.00%
Increase decrease in fair value of derivative warrant liabilities	$ 3,000,000		$ 7,400,000